UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2005 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

August 31, 2005

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 100.2%
Consumer Discretionary - 9.4%
Bombay Co., Inc., The*	8,469	[2]	$40,312
Celebrate Express, Inc.*	2,170		27,841
Collegiate Pacific, Inc.	3,010	[2]	36,963
Dress Barn, Inc., The*	2,557	[2]	61,368
Drew Industries, Inc.*	1,094		49,066
Guess?, Inc.*	2,557		55,308
Innovo Group, Inc.*	6,863		14,687
Lifetime Brands, Inc.	2,596		57,398
RedEnvelope, Inc.*	3,238		32,704
Rush Enterprises, Inc., Class A*	3,910		62,521
Stamps.com, Inc.*	2,340		40,599
Total Consumer Discretionary			478,767
Consumer Staples - 2.4%
Revlon, Inc., Class A*	15,829	[2]	56,035
Wild Oats Markets, Inc.*	5,592	[2]	67,607
Total Consumer Staples			123,642
Energy - 2.3%
Newpark Resources, Inc.*	13,340		118,593
Health Care - 28.5%
AMICAS, Inc.*	9,987		55,428
Aspect Medical Systems, Inc.*	2,823		85,706
Digirad Corp. *	3,999		19,955
Exactech, Inc.*	3,230		44,574
Greatbatch, Inc.*	2,634	[2]	65,850
Illumina, Inc.*	5,752		70,174
Intralase Corp.*	2,716		50,979
Kendle International, Inc.*	6,862		166,060
Keryx Biopharmaceuticals, Inc.*	4,394		73,643
Kyphon, Inc.*	3,947		174,813
Luminex Corp.*	10,785		109,576
Meridian Bioscience, Inc.	3,276		83,538
Neogen Corp.*	3,116		50,323
NovaMed, Inc.*	9,912		70,375
Orchid Cellmark, Inc.*	9,059		81,531
Serologicals Corp.*	2,231	[2]	53,075
Somanetics Corp.*	4,363		96,335
Sonosite, Inc.*	1,443		51,659
Vital Images, Inc.*	2,600	[2]	50,752
Total Health Care			1,454,346
Industrials - 22.2%
BE Aerospace, Inc.*	4,382	[2]	69,499
Bucyrus International, Inc.	1,275		57,528
CIRCOR International, Inc.	1,349		35,425
Columbus McKinnon Corp.*	4,722		91,135
Comfort Systems USA, Inc.*	6,794		55,915
Educate, Inc.	4,794		77,567
Greenbrier Co., Inc.	2,769		79,886
Intermagnetics General Corp.*	2,354		68,760
JLG Industries, Inc.	2,600		85,254
Labor Ready, Inc.*	2,839		64,502
Lamson & Sessions Co.*	4,650		61,799
Layne Christensen Co.*	2,453		63,067
MTC Technologies, Inc.*	1,361		46,492
Multi-Color Corp.*	1,795		47,568

Essex Small/Micro Cap Growth Fund

August 31, 2005

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials (continued)
Navigant Consulting, Inc.*	19		$367
Portfolio Recovery Associates, Inc.*	1,124	[2]	44,926
Providence Service Corp.*	2,025		59,717
Schawk, Inc.	2,355	[2]	55,507
Universal Truckload Services, Inc.*	3,868		66,878
Total Industrials			1,131,792
Information Technology - 32.6%
Actel Corp.*	2,956		40,675
Advanced Power Technology, Inc.*	6,024		44,337
Applied Innovation, Inc.*	12,312		51,710
Blackboard, Inc. *	2,650		64,024
Blue Coat Systems, Inc.*	2,077		81,917
Bottomline Technologies, Inc.*	2,801		43,079
Captiva Software Corp.*	6,412		121,700
Centillium Communications, Inc.*	15,691		44,562
Ceragon Networks, Ltd.*	9,016		40,392
Concur Technologies, Inc.*	5,771		68,386
CyberSource Corp.*	6,934		47,429
Digitas, Inc.*	4,909		57,533
Intevac, Inc.*	4,473		58,462
Maxtor Corp.*	8,128		39,502
Measurement Specialties, Inc.*	2,157		48,683
Metasolv, Inc.*	16,332		48,996
MICROS Systems, Inc.*	1,520		67,777
Neoware Systems, Inc.*	5,592	[2]	61,176
Online Resources Corp.*	4,476		42,925
Packeteer, Inc.*	4,469		52,824
Perficient, Inc.*	7,270		50,817
Performance Technologies, Inc.*	5,080		33,985
Presstek, Inc.*	4,330		53,822
Rimage Corp.*	1,795		43,331
Stratex Networks, Inc.*	21,919		53,702
Trident Microsystems, Inc.*	1,513		53,137
Ultimate Software Group, Inc., The*	3,413		62,287
WebSideStory, Inc.*	4,075	[2]	67,808
Western Digital Corp.*	3,913	[2]	54,195
Witness Systems, Inc.*	3,587		64,925
Total Information Technology			1,664,098
Materials - 2.8%
Buckeye Technologies, Inc.*	3,744		32,797
Landec Corp.*	9,467		61,914
PH Glatfelter Co.	3,675		50,384
Total Materials			145,095
Total Common Stocks (cost $4,079,135)			5,116,333
Other Investment Companies - 12.9%[1,3]
Bank of New York Institutional Cash Reserves Fund, 3.56% (cost $660,584)	660,584		660,584
Total Investments - 113.1% (cost $4,739,719)			5,776,917
Other Assets, less Liabilities - (13.1)%			(667,815)
Net Assets - 100.0%			$5,109,102

Essex Aggressive Growth Fund

August 31, 2005

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 95.5%
Consumer Discretionary - 17.7%
Audible, Inc.*	17,900	[2]	$214,800
Bed Bath & Beyond, Inc.*	13,950		565,673
Carnival Corp.	15,900	[2]	784,506
Coldwater Creek, Inc.*	29,100	[2]	891,915
Joseph A. Bank Clothiers, Inc.*	13,900	[2]	549,745
Lowe’s Co., Inc.	13,410	[2]	862,397
News Corp., Inc., Class A	43,800	[2]	709,998
Nike, Inc., Class B	4,950	[2]	390,605
Pulte Homes, Inc.	2,700		232,740
Staples, Inc.	37,490		823,280
Texas Roadhouse, Inc., Class A*	13,900		458,978
Walt Disney Co., The	24,700		622,193
Total Consumer Discretionary			7,106,830
Consumer Staples - 2.2%
Procter & Gamble Co.	15,900	[2]	882,132
Energy - 11.9%
ENSCO International, Inc.	13,800	[2]	563,868
EOG Resources, Inc.	11,550	[2]	737,237
Halliburton Co.	21,200	[2]	1,313,763
National-Oilwell, Inc.*	8,950	[2]	574,680
Newfield Exploration Co.*	11,900	[2]	561,918
Schlumberger, Ltd.	11,950	[2]	1,030,449
Total Energy			4,781,915
Financials - 7.1%
American International Group, Inc.	14,900		882,080
CB Richard Ellis Group, Inc.*	15,400		750,904
East West Bancorp, Inc.	10,950		371,643
Goldman Sachs Group, Inc.	4,950		550,341
National Financial Partners Corp.	7,200		316,080
Total Financials			2,871,048
Health Care - 26.8%
Caremark Rx, Inc.*	19,650		918,245
Charles River Laboratories International, Inc.*	8,950	[2]	454,839
Cubist Pharmaceuticals, Inc.*	37,490		677,444
Genentech, Inc.*	7,950		746,823
Genzyme Corp.*	12,100		861,157
Gilead Sciences, Inc.*	24,400		1,049,200
McKesson Corp.	15,150		707,051
Medtronic, Inc.	11,000		627,000
MGI Pharmaceuticals, Inc.*	22,600	[2]	609,296
Neurometrix, Inc.*	9,100		253,435
Novartis AG, Sponsored ADR	20,700		1,009,125
Protein Design Labs, Inc.*	39,500	[2]	1,056,229
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	27,850	[2]	903,454
Zimmer Holdings, Inc.*	10,950	[2]	899,762
Total Health Care			10,773,060
Industrials - 8.9%
Corporate Executive Board Co.	7,200		581,543
CoStar Group, Inc.*	8,630		403,539
General Electric Co.	16,000		537,760
JetBlue Airways Corp.*	23,850	[2]	454,343
Mine Safety Appliances Co.	14,900	[2]	587,060
United Parcel Service, Inc., Class B	8,100	[2]	574,209
UTI Worldwide, Inc.	5,950		448,987
Total Industrials			3,587,441

Essex Aggressive Growth Fund

August 31, 2005

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology - 20.9%
Autodesk, Inc.	15,300		$660,960
Dell, Inc.*	30,300		1,078,680
Intel Corp.	22,700		583,844
Marchex, Inc.*	11,850		173,958
Marvell Technology Group Ltd.*	12,500		589,875
Maxim Integrated Products, Inc.	9,700	[2]	413,705
Mercury Interactive Corp.*	15,600	[2]	572,052
MICROS Systems, Inc.*	27,700	[2]	1,235,142
Qualcomm, Inc.	28,000		1,111,880
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	46,400		381,872
Texas Instruments, Inc.	26,800	[2]	875,824
VeriSign, Inc.*	12,500	[2]	272,500
Yahoo!, Inc.*	13,900		463,426
Total Information Technology			8,413,718
Total Common Stocks (cost $33,783,562)			38,416,144
Other Investment Companies - 29.4%[1]
Bank of New York Institutional Cash Reserves Fund, 3.56%[3]	10,786,530		10,786,530
Goldman Sachs Group, Inc., Promissory Notes, 3.67%[3]	500,511		500,511
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20%	560,288		560,288
Total Other Investment Companies (cost $11,847,329)			11,847,329
Total Investments - 124.9% (cost $45,630,891)			50,263,473
Other Assets, less Liabilities - (24.9)%			(10,016,736)
Net Assets - 100.0%			$40,246,737

Essex Large Cap Fund

August 31, 2005

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 96.3%
Consumer Discretionary - 20.0%
Bed Bath & Beyond, Inc.*	5,825		$236,204
Carnival Corp.	4,100	[2]	202,294
D.R. Horton, Inc.	5,466		201,805
Getty Images, Inc.*	1,300	[2]	111,267
Harrah’s Entertainment, Inc.	3,300		229,548
Lowe’s Co., Inc.	2,600		167,206
News Corp., Inc., Class A	13,000		210,730
Nike, Inc., Class B	2,350	[2]	185,439
Staples, Inc.	6,900		151,524
Walt Disney Co., The	9,900		249,380
Total Consumer Discretionary			1,945,397
Consumer Staples - 3.5%
Procter & Gamble Co.	6,300	[2]	349,524
Energy - 9.0%
ENSCO International, Inc.	4,400	[2]	179,784
EOG Resources, Inc.	2,000		127,660
Halliburton Co.	3,050	[2]	189,009
Schlumberger, Ltd.	4,375	[2]	377,256
Total Energy			873,709
Financials - 5.7%
American International Group, Inc.	4,275		253,080
Goldman Sachs Group, Inc.	1,400		155,652
Merrill Lynch & Co., Inc.	2,575		147,187
Total Financials			555,919
Health Care - 24.9%
Caremark Rx, Inc.*	6,200		289,726
Fisher Scientific International, Inc.*	2,350	[2]	151,528
Genentech, Inc.*	3,900		366,366
Genzyme Corp.*	1,400		99,638
Gilead Sciences, Inc.*	5,700		245,100
McKesson Corp.	5,900		275,353
Medtronic, Inc.	2,700		153,900
Novartis AG, Sponsored ADR	6,125		298,594
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,700	[2]	249,788
UnitedHealth Group, Inc.	1,900		97,850
Zimmer Holdings, Inc.*	2,400	[2]	197,208
Total Health Care			2,425,051
Industrials - 7.2%
General Electric Co.	9,300		312,573
United Parcel Service, Inc., Class B	3,375	[2]	239,254
UTI Worldwide, Inc.	2,000		150,920
Total Industrials			702,747
Information Technology - 26.0%
Applied Materials, Inc.	5,950	[2]	108,945
Autodesk, Inc.	3,800		164,160
Cisco Systems, Inc.*	14,050		247,561
Dell, Inc.*	8,800		313,280
Electronic Arts, Inc.*	2,000	[2]	114,560
Google, Inc.*	300		85,800
Intel Corp.	5,675		145,961
Maxim Integrated Products, Inc.	2,400		102,360
Mercury Interactive Corp.*	3,900	[2]	143,013
Microsoft Corp.	7,550		206,870

Essex Large Cap Fund

August 31, 2005

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology (continued)
Qualcomm, Inc.	8,450		$335,549
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	11,500		94,645
Texas Instruments, Inc.	5,400		176,472
VeriSign, Inc.*	5,800	[2]	126,440
Yahoo!, Inc.*	5,100		170,034
Total Information Technology			2,535,650
Total Common Stocks (cost $8,778,848)			9,387,997
Other Investment Companies - 23.8%[1]
Bank of New York Institutional Cash Reserves Fund, 3.56%[3]	1,983,753		1,983,753
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20%	333,510		333,510
Total Other Investment Companies (cost $2,317,263)			2,317,263
Total Investments - 120.1% (cost $11,096,111)			11,705,260
Other Assets, less Liabilities - (20.1)%			(1,961,013)
Net Assets - 100.0%			$9,744,247

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At August 31, 2005 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Essex Aggressive Growth	$45,664,205	$5,691,802	$(1,092,534)	$4,599,268
Essex Large Cap Growth	11,114,548	810,154	(219,442)	590,712
Essex Small/Micro Cap Growth	5,122,608	787,624	(133,315)	654,309

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its August 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2005, amounting to:

Fund	Market Value	% of Net Assets
Essex Aggressive Growth	$11,182,350	27.8%
Essex Large Cap Growth	1,960,955	20.1%
Essex Small/Micro Cap Growth	640,239	12.5%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investment Definitions and Abbreviations:

ADR:	Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: October 17, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: October 17, 2005